Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Investments, All Other Investments [Abstract]
Schedule of Valuation of Financial Instruments at Fair Value on a Recurring Basis

The following schedule summarizes the valuation of financial instruments at fair value on a recurring basis in the balance sheet as of June 30, 2022 and December 31, 2021, respectively:

	Fair Value Measurements at June 30, 2022
	Level 1	Level 2	Level 3
Assets
Cash	$54,797	$-	$-
Right-of-use asset	-	-	1,483,218
Total assets	54,797	-	1,483,218
Liabilities
Lease liabilities	-	-	1,496,981
Convertible notes payable, net of $125,389 of debt discounts	-	624,611	-
Notes payable	-	852,636	-
Notes payable, related parties	-	240,000	-
Total liabilities	-	(1,717,247)	(1,496,981)
	$54,797	$(1,717,247)	$(13,763)

	Fair Value Measurements at December 31, 2021
	Level 1	Level 2	Level 3
Assets
Cash	$119,678	$-	$-
Total assets	119,678	-	-
Liabilities
Convertible notes payable, net of $412,673 of debt discounts	-	337,327	-
Convertible notes payable	-	319,274	-
Total liabilities	-	(656,601)	-
	$119,678	$(656,601)	$-

The following schedule summarizes the valuation of financial instruments at fair value on a recurring basis in the balances sheet as of December 31, 2021 and 2020:

	Fair Value Measurements at December 31, 2021
	Level 1	Level 2	Level 3
Assets
Cash	$119,678	$-	$-
Total assets	119,678	-	-
Liabilities
Convertible notes payable, net of $412,673 of debt discounts	-	337,327	-
Convertible notes payable	-	319,274	-
Total liabilities	-	(656,601)	-
	$119,678	$(656,601)	$-

	Fair Value Measurements at December 31, 2020
	Level 1	Level 2	Level 3
Assets
Cash	$28,920	$-	$-
Right-of-use-asset	-	-	195,029
Total assets	28,920	-	195,029
Liabilities
Lease liabilities	-	-	201,525
Notes payable	-	334,841	-
Total liabilities	-	(334,841)	(201,525)
	$28,920	$(334,841)	$(6,496)